SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is February 28, 2020.

MFS® Variable Insurance Trust II:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO
MFS® CORE EQUITY PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® HIGH YIELD PORTFOLIO
MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® INTERNATIONAL INTRINSIC VALUE PORTFOLIO
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® STRATEGIC INCOME PORTFOLIO
MFS® TECHNOLOGY PORTFOLIO
MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Corporate Bond Portfolio, MFS Global Research Portfolio, and MFS Global Tactical Allocation Portfolio only, as follows:
Compensation
MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process.  Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation.  In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees.  MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.
MFS reviews portfolio manager compensation annually.  In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process.  As of December 31, 2018, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
With respect to Messrs. Akira Fuse and James Keating, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contribution to the client experience, the investment process and overall performance (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
With respect to each portfolio manager except Messrs. Akira Fuse and James Keating, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon.  The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods.  For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.  Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2018, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Corporate Bond Portfolio	Alexander Mackey	Bloomberg Barclays U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated
	Henry Peabody[1]	Bloomberg Barclays U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated
	Robert Persons	Bloomberg Barclays U.S. Credit Bond Index Lipper Corporate Debt Funds BBB-Rated

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Fund	Portfolio Manager	Benchmark(s)
MFS Global Tactical Allocation Portfolio	Nevin Chitkara	MSCI World Index (net div)
	Pilar Gomez-Bravo	Bloomberg Barclays Global Aggregate Bond Index
	Steven Gorham	MSCI World Index (net div)
	Andi Li2	Bloomberg Barclays Global Aggregate Credit Bond Index
	Vipin Narula	MSCI World Index (net div)
	Benjamin Nastou	MSCI World Index (net div) Bloomberg Barclays Global Aggregate Bond Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Henry Peabody[1]	Bloomberg Barclays Global Aggregate Credit Bond Index
	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Jonathan Sage	MSCI All Country World High Dividend Yield Index (net div) Lipper Global Large-Cap Core Funds Lipper Global Equity Income Funds
	Natalie Shapiro	MSCI World Index (net div) Bloomberg Barclays Global Aggregate Bond Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Robert Spector	Bloomberg Barclays Global Aggregate Bond Index
	Erik Weisman	Bloomberg Barclays Global Aggregate Bond Index Hedged
1 Information is as of December 31, 2019.
2 Information is as of February 1, 2019.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.
The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).
The performance bonus is generally a combination of cash and a deferred cash award.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.
MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of December 31, 2019.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2018:

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Corporate Bond Portfolio	Alexander Mackey	Registered Investment Companies[1]	8	$7.5 billion
		Other Pooled Investment Vehicles	2	$842.4 million
		Other Accounts	1	$76.3 million
	Robert Persons	Registered Investment Companies[1]	17	$27.3 billion
		Other Pooled Investment Vehicles	9	$3.6 billion
		Other Accounts	7	$953.7 million
	Henry Peabody[3] (Became a Portfolio Manager of the Fund on December 31, 2019)	Registered Investment Companies[1]	11	$20.6 billion
		Other Pooled Investment Vehicles	7	$3.4 billion
		Other Accounts	7	$1.2 billion
MFS Global Research Portfolio	James Keating	Registered Investment Companies[1]	1	$82.9 million
		Other Pooled Investment Vehicles	6	$1.7 billion
		Other Accounts	2	$407.1 million
	Akira Fuse[3] (Became a Portfolio Manager of the Fund on December 31, 2019)	Registered Investment Companies[1]	1	$91.8 million
		Other Pooled Investment Vehicles	3	$294.5 million
		Other Accounts	8	$1.5 billion
MFS Global Tactical Allocation Portfolio	Ben Nastou	Registered Investment Companies[1]	3	$1.3 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Erik Weisman	Registered Investment Companies[1]	7	$5.0 billion
		Other Pooled Investment Vehicles	4	$2.6 billion
		Other Accounts	2	$699.5 million
	Jonathan Sage	Registered Investment Companies[1]	28	$25.1 billion
		Other Pooled Investment Vehicles	21	$4.6 billion
		Other Accounts	43	$13.7 billion
	Natalie Shapiro	Registered Investment Companies[1]	20	$20.2 billion
		Other Pooled Investment Vehicles	12	$379.3 million
		Other Accounts	0	Not Applicable
	Nevin Chitkara	Registered Investment Companies[1]	18	$66.9 billion
		Other Pooled Investment Vehicles	8	$6.2 billion
		Other Accounts	42	$21.9 billion
	Pilar Gomez-Bravo	Registered Investment Companies[1]	5	$3.9 billion
		Other Pooled Investment Vehicles	4	$2.5 billion
		Other Accounts	3	$724.3 million
	Robert Persons	Registered Investment Companies[1]	17	$27.3 billion
		Other Pooled Investment Vehicles	9	$3.6 billion
		Other Accounts	7	$953.7 million
	Robert Spector	Registered Investment Companies[1]	5	$3.9 billion
		Other Pooled Investment Vehicles	9	$4.3 billion
		Other Accounts	47	$2.2 billion
	Steven Gorham	Registered Investment Companies[1]	17	$66.8 billion
		Other Pooled Investment Vehicles	8	$6.2 billion
		Other Accounts	42	$21.9 billion
	Vipin Narula	Registered Investment Companies[1]	2	$2.5 billion
		Other Pooled Investment Vehicles	6	$3.4 billion
		Other Accounts	21	$7.6 billion
	Andy Li2 (Became a Portfolio Manager of the Fund on February 1, 2019)	Registered Investment Companies[1]	5	$3.9 billion
		Other Pooled Investment Vehicles	5	$2.7 billion
		Other Accounts	3	$762.3 million
	Henry Peabody[3] (Became a Portfolio Manager of the Fund on December 31, 2019)	Registered Investment Companies[1]	11	$20.6 billion
		Other Pooled Investment Vehicles	7	$3.4 billion
		Other Accounts	7	$1.2 billion
1 Includes the Fund.
2 Account information is as of February 28, 2019.
3 Account information is as of January 31, 2020.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

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